UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
		Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 86.68%

Fixed Income - 25.43%
	iShares iBoxx $ High Yield Corporate Bond Fund	22,000	$2,008,820
*	ProShares Short 20+ Year Treasury	20,000	851,074
*	ProShares UltraShort 20+ Year Treasury	33,000	1,138,830
	SPDR Barclays Capital High Yield Bond ETF	42,000	1,689,240
	SPDR Barclays Capital TIPS ETF	14,000	766,220
			6,454,184
International - 2.74%
	iShares MSCI Canada Index Fund	5,000	158,350
	iShares MSCI Hong Kong Index Fund	10,000	185,200
	iShares MSCI Mexico Investable Market Index Fund	1,000	62,560
	iShares MSCI Singapore Index Fund	10,000	137,300
	iShares MSCI Taiwan Index Fund	10,000	151,800
			695,210
Large Cap - 44.89%
	ProShares Ultra S&P 500	90,000	4,760,100
*	ProShares UltraPro Short S&P 500	5,000	77,700
*	ProShares UltraShort S&P 500	10,000	206,390
	SPDR Dow Jones Industrial Average ETF Trust	4,000	495,320
	SPDR S&P 500 ETF Trust	27,000	3,563,190
	SPDR S&P Dividend ETF	4,000	216,240
	Vanguard Value ETF	37,000	2,073,850
			11,392,790
Mid Cap - 1.31%
	iShares S&P MidCap 400 Growth Index Fund	3,000	332,850
			332,850
Small Cap - 6.07%
	iShares S&P SmallCap 600 Index Fund	21,000	1,539,720
			1,539,720
Utilities - 6.24%
	Vanguard Utilities ETF	22,000	1,583,560
			1,583,560

	Total Exchange-Traded Funds (Cost $20,092,503)		21,998,314

COMMODITIES - 7.84%
*	iShares Silver Trust	5,000	169,200
*	PowerShares DB Oil Fund	25,000	718,750
*	SPDR Gold Shares	5,000	730,005
*	United States Oil Fund LP	10,000	372,400
			1,990,355

	Total Commodities (Cost $1,778,991)		1,990,355

			(Continued)

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.91%
§	Fidelity Institutional Money Market Funds, 0.01%	992,430	$992,430

Total Investment Company (Cost $992,430)			992,430

Total Value of Investments (Cost $22,863,924) - 98.43%			$24,981,099

Other Assets Less Liabilities - 1.57%			397,499

Net Assets - 100%			$25,378,598

* Non-income producing investment
§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$2,142,842
Aggregate gross unrealized depreciation			(25,667)

Net unrealized appreciation			$2,117,175

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Fixed Income	25.43%	$ 6,454,184
International	2.74%	695,210
Large Cap	44.89%	11,392,790
Mid Cap	1.31%	332,850
Small Cap	6.07%	1,539,720
Utilities	6.24%	1,583,560
Commodities	7.84%	1,990,355
Short-Term Investment	3.91%	992,430
Total	98.43%	$ 24,981,099

See Notes to Financial Statements			(Continued)

SECTOR ROTATION FUND

Schedule of Investments
(Unaudited)

As of June 30, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Funds	$ 21,998,314	$ 21,998,314	-	-
Commodities	1,990,355	1,990,355	-	-
Short-Term Investment	992,430	-	992,430	-
Total	$ 24,981,099	$ 23,988,669	$ 992,430	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Mark A. Grimaldi
Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Date: August 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Grimaldi
Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Date: August 23, 2011